Shareholder Report, Holdings (Details) - C000242831	Oct. 31, 2024
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	60.60%